Loans (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Portfolio of Loans Outstanding
The portfolio of loans outstanding consists of:

	December 31, 2015		December 31, 2014
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$27,140	3.6%	$30,092	4.2%
Real Estate Construction:
Residential	7,750	1.0	5,859	0.8
Commercial	45,245	6.0	47,921	6.7
Real Estate Mortgage:
Commercial – Owner Occupied	172,040	22.7	176,649	24.8
Commercial – Non-owner Occupied	256,471	33.8	237,918	33.4
Residential – 1 to 4 Family	213,266	28.1	171,894	24.1
Residential – Multifamily	18,113	2.4	25,173	3.5
Consumer	18,476	2.4	17,555	2.5
Total Loans	$758,501	100.0%	$713,061	100.0%

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2015 and 2014 is as follows:

	2015	2014
	(Amounts in thousands)
Balance, beginning of year	$20,233	$19,636
Advances	4,568	5,644
Less: repayments	(4,729)	(5,047)
Balance, end of year	$20,072	$20,233

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class follows:

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)
Commercial and Industrial	$—	—	740	740	26,400	$27,140	—
Real Estate Construction:
Residential	—	—	—	—	7,750	7,750	—
Commercial	—	—	5,204	5,204	40,041	45,245	—
Real Estate Mortgage:
Commercial – Owner Occupied	812	—	358	1,170	170,870	172,040	—
Commercial – Non-owner Occupied	—	—	4,002	4,002	252,469	256,471	—
Residential – 1 to 4 Family	—	—	3,255	3,255	210,011	213,266	—
Residential – Multifamily	357	—	—	357	17,756	18,113	—
Consumer	31	32	—	63	18,413	18,476	—
Total Loans	$1,200	32	13,559	14,791	743,710	$758,501	—

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)
Commercial and Industrial	$—	1,874	61	1,935	28,157	$30,092	—
Real Estate Construction:
Residential	—	—	238	238	5,621	5,859	—
Commercial	—	—	10,773	10,773	37,148	47,921	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	735	735	175,914	176,649	—
Commercial – Non-owner Occupied	—	—	8,624	8,624	229,294	237,918	—
Residential – 1 to 4 Family	629	20	6,367	7,016	164,878	171,894	—
Residential – Multifamily	364	—	—	364	24,809	25,173	—
Consumer	—	—	94	94	17,461	17,555	—
Total Loans	$993	1,894	26,892	29,779	683,282	$713,061	—

Impaired Loans
Impaired loans are set forth in the following tables.

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$680	$1,934	$—
Real Estate Construction:
Residential	—	—	—
Commercial	1,420	1,517	—
Real Estate Mortgage:
Commercial – Owner Occupied	358	358	—
Commercial – Non-owner Occupied	1,281	1,281	—
Residential – 1 to 4 Family	1,858	1,910	—
Residential – Multifamily	—	—	—
Consumer	—	—	—
	5,597	7,000	—
With an allowance recorded:
Commercial and Industrial	503	504	67
Real Estate Construction:
Residential	—	—	—
Commercial	5,696	8,420	1,149
Real Estate Mortgage:
Commercial – Owner Occupied	4,341	4,370	73
Commercial – Non-owner Occupied	23,303	24,988	486
Residential – 1 to 4 Family	2,426	3,200	709
Residential – Multifamily	356	356	5
Consumer	—	—	—
	36,625	41,838	2,489
Total:
Commercial and Industrial	1,183	2,438	67
Real Estate Construction:
Residential	—	—	—
Commercial	7,116	9,937	1,149
Real Estate Mortgage:
Commercial – Owner Occupied	4,699	4,728	73
Commercial – Non-owner Occupied	24,584	26,269	486
Residential – 1 to 4 Family	4,284	5,110	709
Residential – Multifamily	356	356	5
Consumer	—	—	—
	$42,222	$48,838	$2,489

December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$61	$401	$—
Real Estate Construction:
Residential	—	—	—
Commercial	4,033	4,161	—
Real Estate Mortgage:
Commercial – Owner Occupied	735	1,132	—
Commercial – Non-owner Occupied	8,175	10,616	—
Residential – 1 to 4 Family	2,548	3,291	—
Residential – Multifamily	—	—	—
Consumer	94	94	—
	15,646	19,695	—
With an allowance recorded:
Commercial and Industrial	2,346	2,346	1,040
Real Estate Construction:
Residential	238	979	238
Commercial	10,025	10,025	2,535
Real Estate Mortgage:
Commercial – Owner Occupied	5,216	5,245	114
Commercial – Non-owner Occupied	22,232	22,232	828
Residential – 1 to 4 Family	5,412	5,575	573
Residential – Multifamily	364	364	5
Consumer	—	—	—
	45,833	46,766	5,333
Total:
Commercial and Industrial	2,407	2,747	1,040
Real Estate Construction:
Residential	238	979	238
Commercial	14,058	14,186	2,535
Real Estate Mortgage:
Commercial – Owner Occupied	5,951	6,377	114
Commercial – Non-owner Occupied	30,407	32,848	828
Residential – 1 to 4 Family	7,960	8,866	573
Residential – Multifamily	364	364	5
Consumer	94	94	—
	$61,479	$66,461	$5,333

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$3,088	$45	$2,686	$129
Real Estate Construction:
Residential	—	—	816	—
Commercial	10,013	87	15,434	323
Real Estate Mortgage:
Commercial – Owner Occupied	5,548	196	6,966	303
Commercial – Non-owner Occupied	26,554	985	34,854	1,369
Residential – 1 to 4 Family	5,491	113	9,196	242
Residential – Multifamily	359	26	366	20
Consumer	—	—	94	1
Total	$51,053	$1,452	$70,412	$2,387

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2015 and 2014 is as follows:

At December 31, 2015	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$25,658	$688	$794	$—	$27,140
Real Estate Construction:
Residential	7,750	—	—	—	7,750
Commercial	24,210	15,831	5,204	—	45,245
Real Estate Mortgage:
Commercial – Owner Occupied	163,765	7,225	1,050	—	172,040
Commercial – Non-owner Occupied	242,607	7,044	6,820	—	256,471
Residential – 1 to 4 Family	207,911	515	4,840	—	213,266
Residential – Multifamily	17,757	—	356	—	18,113
Consumer	18,475	—	1	—	18,476
Total	$708,133	$31,303	$19,065	$—	$758,501

At December 31, 2014	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$27,104	$642	$2,346	$—	$30,092
Real Estate Construction:
Residential	5,621	—	238	—	5,859
Commercial	34,255	2,893	10,773	—	47,921
Real Estate Mortgage:
Commercial – Owner Occupied	170,685	4,051	1,913	—	176,649
Commercial – Non-owner Occupied	218,230	5,791	13,897	—	237,918
Residential – 1 to 4 Family	162,787	613	8,494	—	171,894
Residential – Multifamily	24,809	—	364	—	25,173
Consumer	17,461	—	94	—	17,555
Total	$660,952	$13,990	$38,119	$—	$713,061